Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement
NOTE 3 FAIR VALUE MEASUREMENT

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (i.e., exit price).
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical financial instruments (Level 1) and the lowest priority to unobservable inputs (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Assessing the significance of a particular input to the fair value measurement in its entirety requires considerable judgment and involves considering a number of factors specific to the financial instrument.

Level 1:
Inputs are quoted prices (unadjusted) in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date. An active market for the financial instrument is a market in which transactions for the financial instrument occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly.
Level 3:	Unobservable inputs for the financial instrument
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual funds: Funds that are actively traded on an exchange are priced at the net asset value (NAV) of shares held by the Plan at year end. Funds that are not actively traded on an exchange are priced at NAV using inputs that corroborate the NAV with observable (i.e., ongoing redemption and/or subscription activity) market-based data.
Common and collective trust funds: Funds that are actively traded on an exchange are priced at the NAV of shares held by the Plan at year end (e.g., bond funds, equity funds, non-US equity funds, etc.). Funds that are not actively traded on an exchange are priced at NAV using inputs that corroborate the NAV with observable (i.e., ongoing redemption and/or subscription activity) market-based data.
Money market funds: Records its corresponding value at $1 NAV. Investments are valued at amortized cost unless this would not represent fair value.
UBS Stock Fund: Actively traded securities are valued at the closing price reported on the active market on which the individual securities are traded.
Common Stock: Actively traded securities are valued at the closing price reported on the active market on which the individual securities are traded.
Self-Directed Brokerage Accounts: Mutual funds and money market funds valued at the list price at NAV of shares held by the Plan at the valuation date.
The methods described above may produce a fair value calculation that may not indicate net realizable value or reflect future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
There were no transfers between levels in 2025 and 2024.

At December 31, 2025, the investments held by the Plan within the fair value hierarchy are as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds	$24,669,900	—	—	$24,669,900
Self-directed brokerage accounts	15,163,758	—	—	15,163,758
UBS Stock Fund	2,386,817	—	—	2,386,817
Common Stock	2,024,997	—	—	2,024,997
	$44,245,472	$—	$—	$44,245,472
Investments measured at NAV:
Money market funds(a)				$5,018,055
U.S. equity funds(b)				13,575,164
U.S. bond funds(c)				1,973,599
Total investments, at NAV				$20,566,818
Total investments at fair value				$64,812,290
At December 31, 2024, the investments held by the Plan within the fair value hierarchy are as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual funds	$20,157,455	—	—	$20,157,455
Self-directed brokerage accounts	13,761,591	—	—	13,761,591
UBS Stock Fund	1,899,275	—	—	1,899,275
Common Stock	1,618,466	—	—	1,618,466
	$37,436,787	$—	$—	$37,436,787
Investments measured at NAV:
Money market funds(a)				$4,829,370
U.S. equity funds(b)				11,771,680
Non-U.S. equity funds(b)				277,092
U.S. bond funds(c)				1,541,042
Total investments, at NAV				$18,419,184
Total investments at fair value				$55,855,971

(a)
Money market funds are designed to protect capital with low-risk investments and include cash, bank notes, corporate notes, government bills, and various short-term debt instruments. These investments are held through collective trust funds.

(b)
Equity common/collective trust funds seek to maintain portfolio diversification and approximate the risk and return characterized by certain equity indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 3 to 15 days.

(c)
U.S. bond common/collective trust funds seek to maintain an overall diversified portfolio whose investment return matches the performance of certain bond indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 15 days.

The above provides a general description of the investments. Participants should refer to the Investment Options Guide for information on the investment objectives and strategy of each investment option.